Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2022
Fidelity Asset Manager 70% | Return Before Taxes
Average Annual Return:
Past 1 year	13.98%
Past 5 years	12.45%
Past 10 years	10.73%
Fidelity Asset Manager 70% | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.04%
Past 5 years	11.25%
Past 10 years	9.58%
Fidelity Asset Manager 70% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.57%
Past 5 years	9.58%
Past 10 years	8.44%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0022
Average Annual Return:
Past 1 year	13.42%
Past 5 years	11.93%
Past 10 years	10.59%